Segments and Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31 2022
	Connected Vehicles	Insurance related Services	Total
	USD thousands	USD thousands	USD thousands
Revenues	3,078	3,914	6,992
Segment loss	(51,326)	(6,463)	(57,789)

Amounts not allocated to segments:
Depreciation and amortization			(2,749)
Contingent consideration income			8,954
Impairment of goodwill			(49,686)
Impairment of intangible assets			(22,355)
Share-based compensation			(9,756)
Operating loss			(133,381)
Financial income, net			2,455
Loss before income taxes			(130,926)

Schedule of revenue by major customers by reporting segments
	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands
Americas	3,283	176	43
APAC	188	329	164
EMEA	3,521	1,218	187

Total revenues	6,992	1,723	394

Schedule of operating lease right-of-use assets segment
	December 31	December 31
	2022	2021
	USD thousands	USD thousands
United States	30	9
Israel	1,878	716
Europe	1,175	-

Total operating lease right-of-use assets, property and equipment, net	3,083	725